STOCK OPTIONS AND WARRANTS	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE 5 – STOCK OPTIONS AND WARRANTS

Stock Options

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of its authorized but unissued Common Stock (the “Reserved Shares”) for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered the Reserved Shares for resale by filing a registration statement with the SEC on Form S-8. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the six months ended June 30, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000	$1.96	4.58	$207,060
Granted in Q1 2011	-	-	-	-
Exercised in Q1 2011	-	-	-	-
Forfeited / Expired in Q1 2011	-	-	-	-
Outstanding at March 31, 2011	528,000	$1.96	4.33	$1,360
Exercisable at March 31, 2011	404,000	$1.88	3.42	$1,360
Granted in Q2 2011	6,000	$0.85	4.92	-
Exercised in Q2 2011	-	-	-	-
Forfeited / Expired in Q2 2011	-	-	-	-
Outstanding June 30, 2011	534,000	$1.95	4.08	$277,360
Exercisable June 30, 2011	442,000	$1.82	3.67	$277,360

Outstanding at January 1, 2012	344,000	$2.01	5.67	$90,360
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Exercised in Q1 2012	-	-	-	-
Forfeited / Expired in Q1 2012	(50,000)	$1.70	-	-
Outstanding at March 31, 2012	2,288,000	$1.75	1.50	$85,860
Exercisable at March 31, 2012	1,256,000	$1.74	1.75	$85,860
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercised in Q2 2012	-	-	-	-
Forfeited / Expired in Q2 2012	-	-	-	-
Outstanding at June 30, 2012	2,311,000	$1.75	1.25	$63,160
Exercisable at June 30, 2012	1,293,500	$1.74	1.50	$63,160

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “One Year Options”) to 13 individuals. Such grants of One Year Options included the grant of: (i) an aggregate of 1,049,000 One Year Options to the Company’s three Officers; (ii) an aggregate of 150,000 One Year Options to the Company’s then three independent Directors; (iii) a grant of 750,000 One Year Options to the Deputy Managing Director of Omagine LLC who is also a consultant to Omagine and who also holds 160,000 stock options presently exercisable at $1.25 per share and expiring March 31, 2017 which were granted pursuant to a March 2007 consulting agreement expiring on December 31, 2012; (iv) a grant of 10,000 One Year Options to a consultant to whom the Company pays $2,000 per month in consulting fees totaling $24,000 and $20,000 during the years ended December 31,2011 and 2010, respectively (and $12,000 for the six months ended June 30,2012) ; and (v) a grant of 5,000 One Year Options to the son of the Company’s President for website design services rendered (who was also paid $1,000 for the six months ended June 30, 2012).

On January 31, 2012, 50,000 One Year Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012 an independent Director died and, pursuant to the Plan, all 50,000 One Year Options previously granted to him immediately vested and the expiration date of his One Year Options and all other options then held by him was fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional One Year Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. Other than the One Year Options of the former independent director that died in April 2012, all other One Year Options vest 50% on the date of issuance, 50% on July 1, 2012 and expire on December 31, 2012. All One Year Options provide for a cashless exercise feature and are exercisable at an exercise price of $1.70 per share.

The approximately $1,701,000 estimated fair value of the 1,994,000 One Year Options granted in January 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the one year 2012 requisite service period of the One Year Options. The approximately $27,302 estimated fair value of the 21,000 One Year Options granted in April 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the requisite 2012 service period of the One Year Options.

A summary of the status of the Company’s nonvested shares as of June 30, 2011 and 2012, and changes during the periods then ended is as presented below:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in Q1 2011	-	-	-
Vested in Q1 2011	-	-	-
Nonvested shares at March 31, 2011	124,000	$2.25	7.08
Granted in Q2 2011	6,000	$0.85	4.92
Vested in Q2 2011	(38,000)	$1.19	5.67
Nonvested shares at June 30, 2011	92,000	$2.60	7.25

Nonvested shares at January 1, 2012	60,000	$2.60	6.75
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited / Expired in Q1 in 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Nonvested shares at March 31, 2012	1,032,000	$1.75	1.08
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83

Stock options outstanding at June 30, 2012 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date

2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	90,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
2012	(B)	1,965,000	1,007,500	$1.70	December 31, 2012
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,311,000	1,293,500

(A)	The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 each on September 24, 2012 and 2013.
(B)	The 957,500 unvested One Year Options at June 30, 2012 granted in 2012vested on July 1, 2012.

The following table summarizes information about stock options outstanding at June 30, 2012:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	3.58	10,000	$0.71
$1.01 - $2.00	2,127,000	1.67	0.83	1,169,500	1.64
$2.00 - $3.00	156,000	2.60	6.17	96,000	2.60
$4.00 - $5.00	18,000	4.33	0.42	18,000	4.33
Totals	2,311,000	$1.75	1.25	1,293,500	$1.74

As of June 30, 2012, there was $933,604 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $880,538 in 2012and $53,066 in 2013.

Warrants

The Company conducted a rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders. The rights offering entitled shareholders to subscribe for up to 3,181,837 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

Simultaneously with the rights offering the Company also distributed a total of 6,363,674 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. 3,181,837 Warrants are exercisable into common stock at an exercise price of $5.00 per share and 3,181,837 Warrants are exercisable into common stock at an exercise price of $10.00 per share. The Company did not distribute Warrants to certain of its shareholders who were residents of California (the “California Shareholders”)because the registration and/or qualification in California of the Warrants and the common stock underlying the Warrants has not yet been approved by the California Department of Corporations (the “California Approval”). Subject to the receipt of the California Approval, the Company intends to distribute an additional 58,450 Warrants (29,225 $5 Warrants and 29,225 $10 Warrants) to the California Shareholders. The Warrants expire on December 31, 2013 unless, upon a 30 day prior notice to the Warrant holders, they are redeemed earlier by the Company. The Warrants do not contain any anti-dilution provisions and may be exercised only for whole shares of Common Stock. The Warrant Exercise Prices and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.